Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
Airbus SE .......................... 645 $ 150,624
Axon Enterprise, Inc.
(a)
................. 151 108,364
BAE Systems plc ..................... 4,626 128,771
Boeing Co. (The)
(a)
.................... 613 132,304
Carpenter Technology Corp. ............. 867 212,883
Curtiss-Wright Corp. ................... 93 50,493
Dassault Aviation SA .................. 69 23,244
Elbit Systems Ltd. .................... 24 12,210
GE Aerospace ....................... 1,248 375,423
General Dynamics Corp. ................ 110 37,510
HEICO Corp. , Class A .................. 373 94,776
Leonardo SpA ....................... 559 35,769
Lockheed Martin Corp.
(b)
................ 425 212,164
Rheinmetall AG ...................... 93 217,543
Rolls-Royce Holdings plc ............... 6,848 110,076
RTX Corp. ......................... 1,230 205,816
Saab AB , Class B .................... 1,078 66,235
Safran SA .......................... 813 288,509
Singapore Technologies Engineering Ltd. ..... 11,200 74,788
Thales SA .......................... 200 63,223
2,600,725
Air Freight & Logistics — 0.1%
FedEx Corp. ........................ 410 96,682
United Parcel Service, Inc. , Class B ........ 1,306 109,090
205,772
Automobile Components — 0.3%
Aptiv plc
(a)
.......................... 1,674 144,332
BorgWarner, Inc. ..................... 2,691 118,296
Cie Generale des Etablissements Michelin SCA 1,165 41,956
Continental AG ...................... 594 39,297
Lear Corp.
(b)
........................ 212 21,329
Mobileye Global, Inc. , Class A
(a) (b)
.......... 5,245 74,060
Sumitomo Rubber Industries Ltd.
(a)
......... 1,500 18,188
457,458
Automobiles — 1.5%
General Motors Co. ................... 1,975 120,416
Mercedes-Benz Group AG ............... 1,642 103,495
Rivian Automotive, Inc. , Class A
(a)
.......... 884 12,977
Tesla, Inc.
(a)
......................... 3,961 1,761,536
Toyota Motor Corp. ................... 16,200 311,145
2,309,569
Banks — 5.7%
Banca Monte dei Paschi di Siena SpA
(a)
...... 10,836 96,421
Banco Bilbao Vizcaya Argentaria SA ........ 9,907 190,904
Banco BPM SpA ..................... 1,170 17,560
Banco de Sabadell SA ................. 6,872 26,823
Banco Santander SA .................. 29,863 313,392
Bank Hapoalim BM ................... 1,720 34,963
Bank Leumi Le-Israel BM ............... 2,066 40,706
Bank of America Corp. ................. 13,678 705,648
Bank of Ireland Group plc ............... 1,406 23,280
Barclays plc ........................ 31,637 162,783
BAWAG Group AG
(c) (d)
.................. 138 18,193
BNP Paribas SA ..................... 2,400 219,511
Citigroup, Inc. ....................... 3,029 307,443
Commerzbank AG .................... 1,543 58,421
Commonwealth Bank of Australia .......... 4,435 489,773
Credit Agricole SA .................... 2,332 45,955
DBS Group Holdings Ltd. ............... 3,000 118,973
DNB Bank ASA ...................... 6,626 180,598
FinecoBank Banca Fineco SpA ........... 609 13,217
Security
Shares
Shares Value
Banks (continued)
Fukuoka Financial Group, Inc.
(a)
........... 500 $ 14,954
HSBC Holdings plc ................... 37,331 526,857
ING Groep NV ....................... 2,131 55,866
Intesa Sanpaolo SpA .................. 71,593 473,887
Israel Discount Bank Ltd. , Class A ......... 1,686 16,657
Japan Post Bank Co. Ltd. ............... 7,100 86,939
JPMorgan Chase & Co. ................ 4,898 1,544,976
Mitsubishi UFJ Financial Group, Inc. ........ 16,500 266,168
Mizuho Financial Group, Inc. ............. 4,300 144,548
NatWest Group plc .................... 12,079 85,318
Nordea Bank Abp .................... 5,388 88,707
NU Holdings Ltd. , Class A
(a)
.............. 4,228 67,690
PNC Financial Services Group, Inc. (The) .... 456 91,624
Resona Holdings, Inc. ................. 3,400 34,671
Shizuoka Financial Group, Inc.
(a)
........... 1,100 15,047
Societe Generale SA .................. 925 61,583
Standard Chartered plc ................. 5,978 116,018
Sumitomo Mitsui Financial Group, Inc. ....... 15,300 430,433
Sumitomo Mitsui Trust Group, Inc. ......... 7,400 214,778
Svenska Handelsbanken AB , Class A ....... 13,392 174,734
Swedbank AB , Class A ................. 2,317 69,940
Truist Financial Corp. .................. 833 38,085
UniCredit SpA ....................... 861 65,518
US Bancorp ........................ 9,415 455,027
Wells Fargo & Co. .................... 5,084 426,141
Westpac Banking Corp. ................ 1,170 30,145
8,660,875
Beverages — 0.3%
Coca-Cola Co. (The) .................. 3,630 240,742
Coca-Cola HBC AG ................... 1,000 47,179
Constellation Brands, Inc. , Class A ......... 379 51,040
Keurig Dr Pepper, Inc. ................. 2,144 54,693
Monster Beverage Corp.
(a)
............... 1,816 122,235
Primo Brands Corp. , Class A ............. 540 11,934
527,823
Biotechnology — 0.9%
AbbVie, Inc. ........................ 2,330 539,488
Alkermes plc
(a)
....................... 1,453 43,590
Alnylam Pharmaceuticals, Inc.
(a)
........... 52 23,712
Amgen, Inc. ........................ 766 216,165
BioMarin Pharmaceutical, Inc.
(a)
........... 264 14,298
Exact Sciences Corp.
(a)
................. 275 15,045
Exelixis, Inc.
(a)
....................... 1,265 52,245
Gilead Sciences, Inc. .................. 1,075 119,325
Moderna, Inc.
(a)
...................... 1,425 36,808
Natera, Inc.
(a)
....................... 587 94,489
Regeneron Pharmaceuticals, Inc. .......... 207 116,390
Sarepta Therapeutics, Inc.
(a)
............. 123 2,370
United Therapeutics Corp.
(a)
.............. 69 28,926
Vaxcyte, Inc.
(a)
....................... 713 25,682
1,328,533
Broadline Retail — 2.4%
Amazon.com, Inc.
(a)
................... 13,638 2,994,496
Coupang, Inc. , Class A
(a)
................ 1,593 51,295
Etsy, Inc.
(a)
......................... 645 42,821
Global-e Online Ltd.
(a)
.................. 297 10,621
MercadoLibre, Inc.
(a)
................... 26 60,760
Prosus NV , Class N ................... 3,361 237,673
Sea Ltd. , ADR, Class A
(a)
................ 1,233 220,374
Wesfarmers Ltd. ..................... 2,028 123,370
3,741,410

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 0.1%
Johnson Controls International plc ......... 153 $ 16,822
Kingspan Group plc ................... 176 14,716
Trane Technologies plc ................. 107 45,150
76,688
Capital Markets — 3.4%
3i Group plc ........................ 2,831 156,053
Ameriprise Financial, Inc. ............... 476 233,835
Amundi SA
(c) (d)
....................... 567 45,062
Ares Management Corp. , Class A .......... 249 39,813
Blackstone, Inc. , Class A ................ 969 165,554
Blue Owl Capital, Inc. , Class A
(b)
........... 2,955 50,028
Brookfield Asset Management Ltd. , Class A ... 506 28,812
Carlyle Group, Inc. (The) ................ 319 20,001
Charles Schwab Corp. (The) ............. 4,897 467,517
CME Group, Inc. , Class A ............... 1,723 465,537
Coinbase Global, Inc. , Class A
(a)
........... 375 126,559
Daiwa Securities Group, Inc. ............. 9,500 77,198
Deutsche Bank AG (Registered) ........... 4,502 159,442
Euronext NV
(c) (d)
...................... 371 55,543
Futu Holdings Ltd. , ADR ................ 194 33,738
Goldman Sachs Group, Inc. (The) ......... 260 207,051
Hong Kong Exchanges & Clearing Ltd. ...... 1,700 96,510
HUB24 Ltd. ......................... 209 13,935
Interactive Brokers Group, Inc. , Class A ...... 1,842 126,748
Intercontinental Exchange, Inc. ........... 1,473 248,171
Invesco Ltd. ........................ 1,215 27,872
Janus Henderson Group plc ............. 5,911 263,099
Jefferies Financial Group, Inc. ............ 2,373 155,242
Julius Baer Group Ltd. ................. 225 15,667
KKR & Co., Inc. ...................... 90 11,695
London Stock Exchange Group plc ......... 1,067 122,367
Macquarie Group Ltd. .................. 1,956 283,913
MarketAxess Holdings, Inc. .............. 210 36,592
Moody's Corp. ....................... 87 41,454
Morgan Stanley ...................... 3,196 508,036
Nasdaq, Inc. ........................ 726 64,215
Nomura Holdings, Inc. ................. 27,100 198,607
Robinhood Markets, Inc. , Class A
(a)
......... 971 139,028
S&P Global, Inc. ..................... 370 180,083
Schroders plc ....................... 8,796 44,636
St. James's Place plc .................. 2,147 36,747
Swissquote Group Holding SA (Registered) ... 24 16,882
Tradeweb Markets, Inc. , Class A ........... 461 51,162
UBS Group AG (Registered) ............. 5,865 241,131
XP, Inc. , Class A ..................... 217 4,077
5,259,612
Chemicals — 0.6%
Air Liquide SA ....................... 898 187,104
Celanese Corp. ...................... 737 31,013
Corteva, Inc. ........................ 6,198 419,171
Dow, Inc. .......................... 800 18,344
DuPont de Nemours, Inc. ............... 1,584 123,394
Linde plc .......................... 292 138,700
PPG Industries, Inc. ................... 647 68,006
985,732
Commercial Services & Supplies — 0.6%
Cintas Corp. ........................ 994 204,028
Copart, Inc.
(a)
....................... 1,044 46,949
GFL Environmental, Inc. ................ 1,755 83,179
MSA Safety, Inc. ..................... 9 1,549
RB Global, Inc. ...................... 245 26,548
Republic Services, Inc. ................. 1,580 362,578
Securitas AB , Class B .................. 1,944 29,302
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Waste Connections, Inc. ................ 84 $ 14,767
Waste Management, Inc. ................ 435 96,061
864,961
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
................. 4,046 589,543
Cisco Systems, Inc. ................... 8,380 573,360
F5, Inc.
(a)
.......................... 128 41,368
Motorola Solutions, Inc. ................ 877 401,043
Ubiquiti, Inc. ........................ 52 34,350
1,639,664
Construction & Engineering — 0.6%
AECOM ........................... 1,121 146,257
API Group Corp.
(a)
.................... 3,716 127,719
Bouygues SA ....................... 588 26,521
Comfort Systems USA, Inc. .............. 184 151,833
Dycom Industries, Inc.
(a)
................ 73 21,298
Eiffage SA ......................... 220 28,186
Ferrovial SE ........................ 721 41,414
Fluor Corp.
(a)
........................ 1,080 45,436
MasTec, Inc.
(a)
....................... 593 126,196
Obayashi Corp. ...................... 1,300 21,338
Primoris Services Corp. ................ 159 21,835
Shimizu Corp. ....................... 1,800 25,286
Vinci SA ........................... 868 120,628
903,947
Construction Materials — 0.0%
James Hardie Industries plc , ADR
(a)
........ 195 3,746
Consumer Finance — 0.5%
Ally Financial, Inc. .................... 6,213 243,550
American Express Co. ................. 695 230,851
Capital One Financial Corp. .............. 216 45,917
Credit Saison Co. Ltd. .................. 1,000 26,665
OneMain Holdings, Inc. ................. 3,343 188,746
735,729
Consumer Staples Distribution & Retail — 2.8%
BJ's Wholesale Club Holdings, Inc.
(a)
........ 810 75,533
Casey's General Stores, Inc. ............. 185 104,584
Coles Group Ltd. ..................... 6,281 96,682
Costco Wholesale Corp. ................ 1,281 1,185,732
Dollar General Corp. .................. 1,898 196,158
Dollar Tree, Inc.
(a)
..................... 1,075 101,448
Kroger Co. (The) ..................... 3,427 231,014
Loblaw Cos. Ltd. ..................... 2,169 83,896
Performance Food Group Co.
(a) (b)
.......... 346 35,998
Seven & i Holdings Co. Ltd. .............. 2,900 38,913
Sprouts Farmers Market, Inc.
(a)
............ 1,845 200,736
Sysco Corp. ........................ 4,095 337,182
Target Corp. ........................ 2,042 183,167
US Foods Holding Corp.
(a)
............... 174 13,332
Walmart, Inc. ........................ 13,293 1,369,977
4,254,352
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions, Inc. ....... 288 31,268
Duolingo, Inc. , Class A ................. 218 70,161
101,429
Diversified REITs — 0.0%
Land Securities Group plc ............... 3,084 24,189
Diversified Telecommunication Services — 0.2%
Deutsche Telekom AG (Registered) ........ 5,491 187,075
Frontier Communications Parent, Inc.
(a)
...... 310 11,579

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Singapore Telecommunications Ltd. ........ 49,700 $ 158,894
357,548
Electric Utilities — 0.5%
Constellation Energy Corp. .............. 215 70,750
Edison International ................... 2,600 143,728
Iberdrola SA ........................ 14,068 266,298
Kansai Electric Power Co., Inc. (The) ....... 2,100 30,038
NextEra Energy, Inc. .................. 676 51,031
NRG Energy, Inc. ..................... 432 69,963
PG&E Corp. ........................ 6,605 99,603
SSE plc ........................... 3,208 75,246
Tohoku Electric Power Co., Inc.
(a)
.......... 3,000 21,783
828,440
Electrical Equipment — 0.5%
ABB Ltd. (Registered) .................. 2,815 203,703
Accelleron Industries AG ................ 133 11,263
Eaton Corp. plc ...................... 240 89,820
GE Vernova, Inc. ..................... 148 91,005
Rockwell Automation, Inc. ............... 202 70,605
Schneider Electric SE .................. 301 84,723
Siemens Energy AG
(a)
.................. 2,203 259,027
810,146
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A ............... 141 17,449
Arrow Electronics, Inc.
(a)
................ 474 57,354
Badger Meter, Inc. .................... 191 34,109
Flex Ltd.
(a)
.......................... 2,467 143,012
Hexagon AB , Class B .................. 1,240 14,797
Jabil, Inc. .......................... 292 63,413
Keysight Technologies, Inc.
(a)
............. 563 98,480
Kyocera Corp. ....................... 6,400 85,976
Murata Manufacturing Co. Ltd. ............ 5,900 112,006
TE Connectivity plc ................... 631 138,523
Teledyne Technologies, Inc.
(a)
............. 227 133,031
Zebra Technologies Corp. , Class A
(a)
........ 68 20,207
918,357
Entertainment — 1.0%
Netflix, Inc.
(a)
........................ 686 822,459
ROBLOX Corp. , Class A
(a)
............... 723 100,150
Spotify Technology SA
(a)
................ 512 357,376
Walt Disney Co. (The) ................. 2,617 299,647
1,579,632
Financial Services — 2.7%
Affirm Holdings, Inc. , Class A
(a)
............ 308 22,509
Apollo Global Management, Inc. ........... 519 69,167
Berkshire Hathaway, Inc. , Class B
(a)
........ 2,351 1,181,942
Block, Inc. , Class A
(a)
.................. 816 58,972
Edenred SE ........................ 573 13,646
Essent Group Ltd. .................... 1,982 125,976
Fidelity National Information Services, Inc. .... 2,245 148,035
Fiserv, Inc.
(a)
........................ 1,495 192,750
Global Payments, Inc. ................. 2,068 171,809
Industrivarden AB , Class A .............. 904 35,914
M&G plc ........................... 9,749 33,247
Mastercard, Inc. , Class A ................ 1,274 724,664
MGIC Investment Corp. ................ 1,645 46,669
Mr Cooper Group, Inc. ................. 35 7,378
ORIX Corp. ......................... 4,900 128,605
PayPal Holdings, Inc.
(a)
................. 270 18,106
Toast, Inc. , Class A
(a)
.................. 625 22,819
Visa, Inc. , Class A .................... 3,037 1,036,771
Security
Shares
Shares Value
Financial Services (continued)
Voya Financial, Inc. ................... 461 $ 34,483
4,073,462
Food Products — 0.2%
Chocoladefabriken Lindt & Spruengli AG ..... 1 15,289
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 1 150,471
Hershey Co. (The) .................... 193 36,101
Kellanova .......................... 370 30,347
Kerry Group plc , Class A ................ 268 24,194
Nestle SA (Registered) ................. 704 64,652
321,054
Gas Utilities — 0.1%
Brookfield Infrastructure Corp. , Class A ...... 923 37,909
Snam SpA ......................... 8,457 50,778
88,687
Ground Transportation — 0.1%
TFI International, Inc. .................. 320 28,162
Uber Technologies, Inc.
(a)
............... 235 23,023
Union Pacific Corp. ................... 250 59,093
110,278
Health Care Equipment & Supplies — 0.7%
Align Technology, Inc.
(a)
................. 197 24,668
Boston Scientific Corp.
(a)
................ 3,278 320,031
Dexcom, Inc.
(a)
...................... 644 43,335
Edwards Lifesciences Corp.
(a)
............ 222 17,265
EssilorLuxottica SA ................... 620 201,967
Insulet Corp.
(a)
....................... 184 56,806
Intuitive Surgical, Inc.
(a)
................. 303 135,511
Medtronic plc ....................... 493 46,953
STERIS plc ......................... 273 67,551
Stryker Corp. ....................... 332 122,731
1,036,818
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. ................... 2,329 365,560
Cencora, Inc. ....................... 155 48,442
Centene Corp.
(a)
..................... 4,029 143,755
Cigna Group (The) .................... 1,276 367,807
CVS Health Corp. .................... 1,788 134,797
Elevance Health, Inc. .................. 708 228,769
Encompass Health Corp. ............... 2,145 272,458
Guardant Health, Inc.
(a)
................. 852 53,233
HCA Healthcare, Inc. .................. 369 157,268
HealthEquity, Inc.
(a)
.................... 125 11,846
Humana, Inc. ....................... 96 24,976
McKesson Corp. ..................... 507 391,678
Molina Healthcare, Inc.
(a)
................ 218 41,716
Option Care Health, Inc.
(a)
............... 556 15,435
Tenet Healthcare Corp.
(a)
................ 759 154,107
UnitedHealth Group, Inc. ................ 1,606 554,552
Universal Health Services, Inc. , Class B ..... 252 51,519
3,017,918
Health Care Technology — 0.1%
Doximity, Inc. , Class A
(a)
................ 1,442 105,482
Pro Medicus Ltd. ..................... 238 48,456
Waystar Holding Corp.
(a)
................ 1,225 46,452
200,390
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc. , Class A
(a)
.................. 1,412 171,445
Aristocrat Leisure Ltd. .................. 6,027 279,011
Booking Holdings, Inc. ................. 64 345,553
Brinker International, Inc.
(a)
.............. 216 27,363

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Carnival Corp.
(a)
...................... 879 $ 25,412
Chipotle Mexican Grill, Inc.
(a)
............. 3,150 123,448
DoorDash, Inc. , Class A
(a)
............... 344 93,565
DraftKings, Inc. , Class A
(a)
............... 391 14,623
Dutch Bros, Inc. , Class A
(a)
.............. 654 34,230
Galaxy Entertainment Group Ltd. .......... 12,000 65,980
Light & Wonder, Inc. , Class A
(a)
............ 258 21,657
McDonald's Corp. .................... 615 186,892
Planet Fitness, Inc. , Class A
(a)
............ 1,009 104,734
Restaurant Brands International, Inc. ........ 304 19,499
Viking Holdings Ltd.
(a)
.................. 299 18,586
1,531,998
Household Durables — 0.8%
Barratt Redrow plc .................... 3,654 19,224
Berkeley Group Holdings plc ............. 799 41,296
DR Horton, Inc. ...................... 670 113,545
Installed Building Products, Inc. ........... 94 23,186
Lennar Corp. , Class A .................. 385 48,525
Meritage Homes Corp. ................. 1,070 77,500
Panasonic Holdings Corp. ............... 14,600 158,470
Persimmon plc ...................... 1,755 27,418
PulteGroup, Inc. ..................... 166 21,934
Sekisui House Ltd. .................... 7,700 175,118
Sony Group Corp. .................... 16,000 459,947
Taylor Morrison Home Corp.
(a)
............ 1,761 116,244
Taylor Wimpey plc .................... 11,228 15,598
1,298,005
Household Products — 0.2%
Procter & Gamble Co. (The) ............. 696 106,940
Reckitt Benckiser Group plc .............. 1,408 108,419
Unicharm Corp. ...................... 22,100 143,373
358,732
Industrial Conglomerates — 0.6%
Hitachi Ltd. ......................... 5,100 135,115
Honeywell International, Inc. ............. 3,388 713,174
Siemens AG (Registered) ............... 207 55,885
904,174
Industrial REITs — 0.0%
Segro plc .......................... 3,824 33,789
Insurance — 2.8%
Aegon Ltd. ......................... 12,854 103,629
Aflac, Inc. .......................... 1,110 123,987
Ageas SA .......................... 631 43,764
AIA Group Ltd. ...................... 50,800 486,865
Allianz SE (Registered) ................. 662 278,521
Allstate Corp. (The) ................... 268 57,526
American International Group, Inc. ......... 468 36,757
ASR Nederland NV ................... 1,545 105,136
Assurant, Inc. ....................... 153 33,140
AXA SA ........................... 3,623 173,741
Brighthouse Financial, Inc.
(a)
............. 78 4,140
Dai-ichi Life Holdings, Inc. ............... 20,500 161,257
Hartford Insurance Group, Inc. (The) ........ 374 49,888
Helvetia Holding AG (Registered) .......... 46 11,304
Insurance Australia Group Ltd. ............ 4,847 26,265
Japan Post Holdings Co. Ltd. ............. 51,000 506,190
MetLife, Inc. ........................ 4,005 329,892
MS&AD Insurance Group Holdings, Inc. ..... 5,800 131,346
NN Group NV ....................... 344 24,258
Principal Financial Group, Inc. ............ 914 75,780
Progressive Corp. (The) ................ 1,012 249,913
Prudential Financial, Inc. ................ 481 49,899
Security
Shares
Shares Value
Insurance (continued)
Reinsurance Group of America, Inc. ........ 587 $ 112,780
Sompo Holdings, Inc. .................. 1,500 46,373
Sony Financial Group, Inc.
(a)
............. 16,000 17,744
Swiss Life Holding AG (Registered) ......... 57 61,538
Swiss Re AG ........................ 587 109,022
Tokio Marine Holdings, Inc. .............. 2,100 88,879
Travelers Cos., Inc. (The) ............... 1,129 315,239
Tryg A/S ........................... 3,654 92,772
Unum Group ........................ 242 18,823
Zurich Insurance Group AG
(b)
............. 489 349,529
4,275,897
Interactive Media & Services — 3.2%
Alphabet, Inc. , Class A ................. 6,377 1,550,249
Alphabet, Inc. , Class C ................. 5,004 1,218,724
LY Corp. ........................... 22,300 71,583
Meta Platforms, Inc. , Class A ............. 2,628 1,929,950
REA Group Ltd. ...................... 416 63,614
Reddit, Inc. , Class A
(a)
.................. 125 28,749
4,862,869
IT Services — 1.1%
Accenture plc , Class A ................. 1,000 246,600
Capgemini SE ....................... 222 32,385
Gartner, Inc.
(a)
....................... 690 181,380
GoDaddy, Inc. , Class A
(a)
................ 942 128,894
International Business Machines Corp. ...... 1,295 365,397
Kyndryl Holdings, Inc.
(a)
................. 743 22,312
NEC Corp. ......................... 5,800 185,653
Otsuka Corp. ....................... 2,200 45,923
Snowflake, Inc. , Class A
(a)
............... 403 90,897
VeriSign, Inc. ....................... 1,157 323,463
Wix.com Ltd.
(a)
....................... 432 76,736
1,699,640
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ............. 400 13,308
Hasbro, Inc. ........................ 2,429 184,240
197,548
Life Sciences Tools & Services — 0.2%
Danaher Corp. ...................... 565 112,017
Eurofins Scientific SE .................. 282 20,565
Mettler-Toledo International, Inc.
(a)
......... 37 45,422
QIAGEN NV ........................ 1,569 70,103
248,107
Machinery — 0.3%
Dover Corp. ........................ 106 17,684
Flowserve Corp.
(b)
.................... 322 17,111
Mitsubishi Heavy Industries Ltd. ........... 5,300 138,696
Otis Worldwide Corp. .................. 1,535 140,345
Parker-Hannifin Corp. .................. 29 21,986
RENK Group AG
(a)
.................... 163 16,874
Techtronic Industries Co. Ltd. ............. 1,500 19,175
Toyota Industries Corp. ................. 200 22,494
394,365
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class A ........... 14 27,462
AP Moller - Maersk A/S , Class B ........... 22 43,247
Kirby Corp.
(a)
........................ 409 34,131
Mitsui OSK Lines Ltd. .................. 600 18,216
123,056
Media — 0.5%
Charter Communications, Inc. , Class A
(a) (b)
.... 364 100,138
Comcast Corp. , Class A ................ 11,807 370,976

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Fox Corp. , Class B .................... 1,234 $ 70,696
Informa plc ......................... 5,500 68,125
Interpublic Group of Cos., Inc. (The) ........ 191 5,331
Publicis Groupe SA ................... 443 42,631
Trade Desk, Inc. (The) , Class A
(a)
.......... 2,038 99,882
WPP plc ........................... 1,452 7,238
765,017
Metals & Mining — 0.4%
Anglo American plc ................... 1,319 49,736
Anglogold Ashanti plc .................. 705 49,582
Antofagasta plc ...................... 1,339 49,797
Fortescue Ltd. ....................... 4,546 56,300
Nucor Corp. ........................ 1,105 149,650
Rio Tinto plc ........................ 1,100 72,493
Southern Copper Corp. ................. 109 13,228
SSAB AB , Class B .................... 4,356 25,403
Steel Dynamics, Inc. ................... 88 12,270
thyssenkrupp AG
(a)
.................... 7,752 106,961
585,420
Multi-Utilities — 0.2%
Centrica plc ........................ 10,071 22,616
Engie SA .......................... 2,677 57,546
National Grid plc ..................... 10,931 157,064
Veolia Environnement SA ............... 2,285 77,923
315,149
Office REITs — 0.0%
Gecina SA ......................... 208 20,896
Oil, Gas & Consumable Fuels — 2.5%
Antero Resources Corp.
(a)
............... 930 31,211
BP plc ............................ 36,406 209,031
Canadian Natural Resources Ltd. .......... 5,086 162,626
Chevron Corp. ....................... 2,174 337,600
Chord Energy Corp. ................... 216 21,464
Coterra Energy, Inc. ................... 3,308 78,234
Devon Energy Corp. ................... 3,809 133,544
ENEOS Holdings, Inc. ................. 41,000 259,661
Expand Energy Corp. .................. 1,311 139,281
Exxon Mobil Corp. .................... 5,101 575,138
HF Sinclair Corp. ..................... 1,203 62,965
Kinder Morgan, Inc. ................... 13,012 368,370
Marathon Petroleum Corp. .............. 674 129,907
ONEOK, Inc. ........................ 363 26,488
Ovintiv, Inc. ......................... 344 13,891
Phillips 66 .......................... 1,270 172,745
Repsol SA ......................... 940 16,715
Santos Ltd. ......................... 9,894 43,938
Shell plc ........................... 13,917 496,016
Targa Resources Corp. ................. 284 47,581
TotalEnergies SE ..................... 2,862 174,321
Valero Energy Corp. ................... 278 47,332
Williams Cos., Inc. (The) ................ 3,976 251,880
3,799,939
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................. 1,095 97,280
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a)
............ 3,275 36,811
Delta Air Lines, Inc. ................... 1,013 57,488
Deutsche Lufthansa AG (Registered) ....... 1,629 13,826
Qantas Airways Ltd. ................... 16,522 119,385
Singapore Airlines Ltd. ................. 4,400 22,244
Southwest Airlines Co. ................. 742 23,677
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a)
............ 441 $ 42,556
315,987
Personal Care Products — 0.1%
BellRing Brands, Inc.
(a)
................. 597 21,701
Unilever plc ......................... 3,172 187,493
209,194
Pharmaceuticals — 1.4%
AstraZeneca plc ..................... 3,068 470,021
Bristol-Myers Squibb Co. ................ 2,774 125,107
Eli Lilly & Co. ....................... 249 189,987
GSK plc ........................... 8,245 177,036
Haleon plc ......................... 9,317 41,928
Ipsen SA .......................... 204 27,392
Johnson & Johnson ................... 638 118,298
Novartis AG (Registered) ............... 1,699 218,455
Novo Nordisk A/S , Class B .............. 1,182 65,816
Pfizer, Inc. ......................... 14,968 381,385
Roche Holding AG .................... 105 36,329
Royalty Pharma plc , Class A ............. 516 18,204
Sanofi SA .......................... 2,419 229,065
2,099,023
Professional Services — 1.6%
Automatic Data Processing, Inc. ........... 1,145 336,058
Booz Allen Hamilton Holding Corp. ......... 1,399 139,830
Broadridge Financial Solutions, Inc. ........ 225 53,588
Bureau Veritas SA .................... 552 17,314
CACI International, Inc. , Class A
(a)
......... 189 94,269
Computershare Ltd. ................... 2,478 59,536
Equifax, Inc. ........................ 312 80,037
ExlService Holdings, Inc.
(a)
.............. 6,303 277,521
Experian plc ........................ 4,304 216,178
Genpact Ltd. ........................ 615 25,762
KBR, Inc. .......................... 1,651 78,076
Leidos Holdings, Inc. .................. 226 42,705
Paycom Software, Inc. ................. 144 29,972
Paylocity Holding Corp.
(a)
............... 605 96,358
Recruit Holdings Co. Ltd. ............... 4,100 220,432
RELX plc .......................... 2,555 122,075
Robert Half, Inc.
(b)
.................... 131 4,451
SGS SA (Registered) .................. 1,777 184,666
SS&C Technologies Holdings, Inc. ......... 988 87,695
Thomson Reuters Corp. ................ 123 19,099
UL Solutions, Inc. , Class A ............... 489 34,651
Verisk Analytics, Inc. ................... 559 140,594
Wolters Kluwer NV .................... 237 32,351
2,393,218
Real Estate Management & Development — 0.4%
Daiwa House Industry Co. Ltd. ............ 900 32,323
FirstService Corp. .................... 258 49,157
Hulic Co. Ltd. ....................... 3,800 41,626
Mitsui Fudosan Co. Ltd. ................ 2,900 31,570
Nomura Real Estate Holdings, Inc.
(b)
........ 31,700 202,012
Sino Land Co. Ltd. .................... 14,000 17,701
Tokyo Tatemono Co. Ltd. ................ 10,000 200,159
Tokyu Fudosan Holdings Corp.
(b)
.......... 7,200 59,513
Vonovia SE ......................... 1,142 35,689
669,750
Residential REITs — 0.1%
Invitation Homes, Inc. .................. 7,651 224,404
Retail REITs — 0.1%
Simon Property Group, Inc. .............. 619 116,168

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.
(a)
........... 2,344 $ 379,236
Advantest Corp. ...................... 200 19,789
Analog Devices, Inc. ................... 1,380 339,066
Applied Materials, Inc. ................. 896 183,447
ASML Holding NV .................... 421 410,554
Astera Labs, Inc.
(a)
.................... 270 52,866
Broadcom, Inc. ...................... 6,264 2,066,556
Credo Technology Group Holding Ltd.
(a)
...... 492 71,640
Infineon Technologies AG ............... 301 11,808
Intel Corp.
(a)
........................ 9,750 327,112
KLA Corp. .......................... 231 249,157
Lam Research Corp. .................. 2,016 269,942
MACOM Technology Solutions Holdings, Inc.
(a)
. 458 57,016
Marvell Technology, Inc. ................ 2,474 207,989
Microchip Technology, Inc.
(b)
............. 1,406 90,293
Micron Technology, Inc. ................. 1,478 247,299
NVIDIA Corp. ....................... 32,832 6,125,795
Onto Innovation, Inc.
(a)
................. 241 31,142
QUALCOMM, Inc. .................... 2,088 347,360
Rambus, Inc.
(a)
...................... 247 25,737
SiTime Corp.
(a)
....................... 62 18,681
Skyworks Solutions, Inc. ................ 322 24,788
STMicroelectronics NV ................. 2,321 65,603
Texas Instruments, Inc. ................. 1,837 337,512
Tokyo Electron Ltd. ................... 700 124,087
Tower Semiconductor Ltd.
(a)
.............. 467 33,764
12,118,239
Software — 6.0%
Adobe, Inc.
(a)
........................ 1,291 455,400
AppLovin Corp. , Class A
(a)
............... 221 158,797
Autodesk, Inc.
(a)
...................... 108 34,308
Check Point Software Technologies Ltd.
(a)
.... 401 82,971
Confluent, Inc. , Class A
(a)
............... 1,164 23,047
Crowdstrike Holdings, Inc. , Class A
(a)
........ 56 27,461
CyberArk Software Ltd.
(a)
................ 44 21,259
Dassault Systemes SE ................. 1,961 65,970
Datadog, Inc. , Class A
(a)
................ 136 19,367
Elastic NV
(a)
........................ 1,518 128,256
Fair Isaac Corp.
(a)
..................... 49 73,330
Fortinet, Inc.
(a)
....................... 323 27,158
Guidewire Software, Inc.
(a)
............... 205 47,121
HubSpot, Inc.
(a)
...................... 120 56,136
Intuit, Inc. .......................... 508 346,918
Microsoft Corp. ...................... 9,758 5,054,156
Nutanix, Inc. , Class A
(a)
................. 212 15,771
Oracle Corp. ........................ 1,560 438,735
Palantir Technologies, Inc. , Class A
(a)
....... 3,003 547,807
Palo Alto Networks, Inc.
(a)
............... 696 141,720
Rubrik, Inc. , Class A
(a)
.................. 165 13,571
Salesforce, Inc. ...................... 1,272 301,464
SAP SE ........................... 1,476 395,225
SentinelOne, Inc. , Class A
(a)
.............. 525 9,245
ServiceNow, Inc.
(a)
.................... 339 311,975
Strategy, Inc. , Class A
(a)
................ 292 94,085
Teradata Corp.
(a)
..................... 126 2,710
Workday, Inc. , Class A
(a)
................ 736 177,177
Zscaler, Inc.
(a)
....................... 183 54,838
9,125,978
Specialized REITs — 0.5%
American Tower Corp. ................. 385 74,043
CubeSmart
(b)
........................ 2,826 114,905
Digital Realty Trust, Inc. ................ 586 101,308
Equinix, Inc. ........................ 306 239,671
Iron Mountain, Inc. .................... 1,885 192,157
Security
Shares
Shares Value
Specialized REITs (continued)
Millrose Properties, Inc. , Class A ........... 160 $ 5,378
727,462
Specialty Retail — 0.6%
Asbury Automotive Group, Inc.
(a)
........... 135 33,001
AutoNation, Inc.
(a)
..................... 340 74,382
AutoZone, Inc.
(a)
..................... 10 42,902
Bath & Body Works, Inc. ................ 483 12,442
CarMax, Inc.
(a)
....................... 2,262 101,496
Carvana Co. , Class A
(a)
................. 448 169,004
Group 1 Automotive, Inc. ................ 140 61,251
Home Depot, Inc. (The) ................ 120 48,623
Industria de Diseno Textil SA ............. 670 37,080
JB Hi-Fi Ltd. ........................ 1,228 94,246
Lithia Motors, Inc. , Class A .............. 281 88,796
Lowe's Cos., Inc. ..................... 324 81,425
844,648
Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc. ......................... 19,770 5,034,035
Canon, Inc. ......................... 400 11,673
Dell Technologies, Inc. , Class C
(b)
.......... 1,022 144,889
Logitech International SA (Registered) ....... 383 42,129
Pure Storage, Inc. , Class A
(a)
............. 358 30,004
Sandisk Corp.
(a)
...................... 342 38,372
Seiko Epson Corp. .................... 1,100 14,072
Super Micro Computer, Inc.
(a)
............. 490 23,491
5,338,665
Textiles, Apparel & Luxury Goods — 0.8%
adidas AG ......................... 829 175,650
Amer Sports, Inc.
(a)
.................... 4,297 149,321
Capri Holdings Ltd.
(a)
.................. 1 20
Cie Financiere Richemont SA (Registered) .... 666 127,849
Crocs, Inc.
(a)
........................ 138 11,530
Deckers Outdoor Corp.
(a)
................ 263 26,660
Hermes International SCA ............... 21 51,640
Lululemon Athletica, Inc.
(a)
............... 745 132,558
LVMH Moet Hennessy Louis Vuitton SE ...... 343 211,076
NIKE, Inc. , Class B ................... 955 66,592
On Holding AG , Class A
(a)
............... 2,425 102,699
Ralph Lauren Corp. , Class A ............. 151 47,347
Tapestry, Inc. ........................ 1,445 163,603
VF Corp. .......................... 1,093 15,772
1,282,317
Tobacco — 0.9%
Altria Group, Inc. ..................... 8,783 580,205
British American Tobacco plc ............. 727 38,667
Japan Tobacco, Inc. ................... 3,800 124,629
Philip Morris International, Inc. ............ 4,138 671,184
1,414,685
Trading Companies & Distributors — 0.4%
AerCap Holdings NV
(b)
................. 2,273 275,033
Air Lease Corp. , Class A ................ 783 49,838
Ashtead Group plc .................... 1,855 124,399
Ferguson Enterprises, Inc. ............... 484 108,697
Mitsui & Co. Ltd. ..................... 4,100 101,808
659,775
Transportation Infrastructure — 0.0%
Aena SME SA
(a) (c) (d)
................... 920 25,152

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Water Utilities — 0.0%
Severn Trent plc ..................... 885 $ 30,857
United Utilities Group plc ................ 2,354 36,366
67,223
Wireless Telecommunication Services — 0.2%
SoftBank Corp. ...................... 139,600 205,324
SoftBank Group Corp. ................. 500 63,090
268,414
Total Common Stocks — 70 .2%
(Cost: $ 91,863,373 ) ............................... 107,437,127
Par (000)
Par (000)
Corporate Bonds
Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31 ............ USD 25 27,966
Total Corporate Bonds — 0.0%
(Cost: $ 27,948 ) ................................. 27,966
Beneficial Interest
(000)
Other Interests
(e)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(a) (f) (g)
........ 25 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Preferred Securities
Preferred Stocks — 0.0%
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ........ 187 15,088
Total Preferred Securities — 0.0%
(Cost: $ 16,272 ) ................................. 15,088
Security
Shares
Shares Value
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (g)
..... 986 $ 523
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(a) (g)
............... 105 236
Total Rights — 0.0%
(Cost: $ 630 ) .................................... 759
Total Long-Term Investments — 70.2%
(Cost: $ 91,908,223 ) ............................... 107,480,940
Short-Term Securities
Money Market Funds — 10.8%
(h)(i)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(j)
.................... 1,437,358 1,438,077
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 15,132,577 15,132,577
Total Money Market Funds — 10 .8%
(Cost: $ 16,570,654 ) ............................... 16,570,654
Par (000)
Pa r (000)
U.S. Treasury Obligations — 5.4%
U.S. Treasury Bills
(k)
4.19% , 10/07/25 ................... USD 3,702 3,699,690
4.09% , 10/28/25 ................... 4,616 4,602,197
Total U.S. Treasury Obligations — 5 .4%
(Cost: $ 8,301,698 ) ............................... 8,301,887
Total Short-Term Securities — 16.2%
(Cost: $ 24,872,352 ) ............................... 24,872,541
Total Investments — 86 .4%
(Cost: $ 116,780,575 ) .............................. 132,353,481
Other Assets Less Liabilities — 13.6% ................... 20,789,665
Net Assets — 100.0% ...............................
$ 153,143,146
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)
Issuer filed for bankruptcy and/or is in default.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Affiliate of the Fund.
(i)
Annualized 7-day yield as of period end.
(j)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(k)
Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,106,310 $ 331,939
(a)
$ — $ (172) $ — $ 1,438,077 1,437,358 $ 3,110
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 11,020,763 4,111,814
(a)
— — — 15,132,577 15,132,577 301,227 —
$ (172) $ — $ 16,570,654 $ 304,337 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 90 10/17/25 $ 8,397 $ 106,714
Euro-Bund .............................................................. 393 12/08/25 59,322 134,726
Euro-OAT ............................................................... 67 12/08/25 9,546 (15,929)
TOPIX Index ............................................................. 28 12/11/25 5,937 41,027
FTSE/JSE Top 40 Index ..................................................... 1 12/18/25 59 2,103
S&P/TSX 60 Index ......................................................... 13 12/18/25 3,312 62,090
DAX Index .............................................................. 2 12/19/25 1,414 15,436
FTSE 100 Index ........................................................... 9 12/19/25 1,144 14,343
FTSE/MIB Index ........................................................... 27 12/19/25 6,735 (23,509)
MSCI EAFE Index ......................................................... 23 12/19/25 3,203 12,400
S&P 500 E-Mini Index ....................................................... 23 12/19/25 7,750 100,258
U.S. Treasury 10-Year Note ................................................... 7 12/19/25 787 1,719
WIG20 Index ............................................................. 219 12/19/25 3,448 (5,742)
Long Gilt ................................................................ 227 12/29/25 27,733 (107,313)
SET50 Index ............................................................. 401 12/29/25 2,020 (9,379)
328,944
Short Contracts
IBEX 35 Index ............................................................ 27 10/17/25 4,935 (119,985)
OMX Stockholm 30 Index .................................................... 225 10/17/25 6,388 (63,792)
IFSC NIFTY 50 Index ....................................................... 100 10/28/25 4,953 57,819
MSCI Singapore Index ...................................................... 59 10/30/25 2,047 (1,810)
Euro-BTP ............................................................... 102 12/08/25 14,351 (90,262)
Euro-Bund .............................................................. 130 12/08/25 19,623 (53,218)
Euro-Buxl ............................................................... 17 12/08/25 2,285 (56,482)
TOPIX Index ............................................................. 7 12/11/25 1,484 10,860
Australia 10-Year Bond ...................................................... 124 12/15/25 9,301 19,184
Japan 10-Year Bond ........................................................ 20 12/15/25 18,364 151,725
Canada 10-Year Bond ....................................................... 719 12/18/25 63,267 (887,959)
SPI 200 Index ............................................................ 38 12/18/25 5,578 938
Mini-DAX Index ........................................................... 4 12/19/25 566 (7,974)
MSCI EAFE Index ......................................................... 196 12/19/25 27,296 (122,927)
Nasdaq-100 E-Mini Index ..................................................... 18 12/19/25 8,965 (233,776)
S&P 500 E-Mini Index ....................................................... 92 12/19/25 30,998 (331,023)
U.S. Treasury Ultra Bond ..................................................... 200 12/19/25 24,019 (533,321)
U.S. Treasury 2-Year Note .................................................... 1 12/31/25 208 (6)
(2,262,009)
$ (1,933,065)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 9,428,280 USD 6,213,417 Morgan Stanley & Co. International plc 12/17/25 $ 30,977
BRL 10,116,000 USD 1,818,460 HSBC Bank plc 12/17/25 47,903
CLP 1,188,099,000 USD 1,224,226 Goldman Sachs International 12/17/25 11,472
EUR 5,273,589 USD 6,217,251 Morgan Stanley & Co. International plc 12/17/25 1,893
MXN 6,219,000 USD 329,712 Toronto Dominion Bank 12/17/25 7,083
NOK 1,187,000 USD 118,631 Natwest Markets plc 12/17/25 338
USD 588,686 CAD 811,000 Canadian Imperial Bank of Commerce 12/17/25 3,820
USD 606,419 CAD 835,000 Morgan Stanley & Co. International plc 12/17/25 4,245
USD 146,413 CHF 115,000 Natwest Markets plc 12/17/25 609
USD 597,978 EUR 506,000 Goldman Sachs International 12/17/25 1,252
USD 1,397,018 EUR 1,174,000 JPMorgan Chase Bank NA 12/17/25 12,520
USD 248,674 EUR 209,000 Natwest Markets plc 12/17/25 2,200
USD 877,195 GBP 648,000 HSBC Bank plc 12/17/25 5,617

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 8,828 INR 782,000 Goldman Sachs International 12/17/25 $ 67
USD 842,716 JPY 123,194,000 Goldman Sachs International 12/17/25 3,005
USD 564,704 KRW 780,387,000 HSBC Bank plc 12/17/25 6,933
USD 5,951 NZD 10,000 Toronto Dominion Bank 12/17/25 136
USD 56,576 PLN 205,000 Canadian Imperial Bank of Commerce 12/17/25 248
USD 252,931 SEK 2,357,000 Morgan Stanley & Co. International plc 12/17/25 1,354
USD 313,547 SGD 398,000 Toronto Dominion Bank 12/17/25 3,222
USD 1,698,798 THB 53,355,000 Bank of America NA 12/17/25 41,755
186,649
AUD 358,000 USD 239,061 BNP Paribas SA 12/17/25 (1,956)
CAD 118,000 USD 85,697 Morgan Stanley & Co. International plc 12/17/25 (600)
CAD 8,431,616 USD 6,123,461 Morgan Stanley & Co. International plc 12/17/25 (42,866)
CHF 488,000 USD 621,293 Toronto Dominion Bank 12/17/25 (2,578)
CLP 534,682,000 USD 560,100 HSBC Bank plc 12/17/25 (3,997)
EUR 7,253,589 USD 8,572,103 Goldman Sachs International 12/17/25 (17,945)
EUR 1,126,000 USD 1,331,860 HSBC Bank plc 12/17/25 (3,968)
JPY 1,816,098,565 EUR 10,516,646 Goldman Sachs International 12/17/25 (23,462)
JPY 1,815,583,799 USD 12,419,598 Goldman Sachs International 12/17/25 (44,287)
KRW 1,638,936,500 USD 1,187,278 JPMorgan Chase Bank NA 12/17/25 (15,871)
SEK 6,231,000 USD 668,581 Toronto Dominion Bank 12/17/25 (3,509)
SGD 402,000 USD 315,441 Bank of America NA 12/17/25 (1,997)
USD 291,287 AUD 442,000 Morgan Stanley & Co. International plc 12/17/25 (1,452)
USD 606,340 MXN 11,434,000 Barclays Bank plc 12/17/25 (12,876)
USD 98,320 ZAR 1,732,000 Goldman Sachs International 12/17/25 (1,414)
(178,778)
$ 7,871
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 3,791 $ 293,866 $ 291,176 $ 2,690
Markit CDX North American
Investment Grade Index
Series 45.V1 ....... 1 .00 Quarterly 12/20/30 BBB+ USD 22,776 523,031 516,641 6,390
$ 816,897 $ 807,817 $ 9,080
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day THOR Quarterly 1.98% Quarterly N/A 09/21/27 THB 137,500 $ 80,672 $ — $ 80,672
1-day THOR Quarterly 2.00% Quarterly N/A 09/21/27 THB 137,500 82,770 — 82,770
1-day THOR Quarterly 2.02% Quarterly N/A 09/21/27 THB 93,500 57,396 — 57,396
1-day THOR Quarterly 2.04% Quarterly N/A 09/21/27 THB 93,500 58,394 — 58,394
2.04% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (58,394) 14,249 (72,643)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.98% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 $ (80,671) $ 25,020 $ (105,691)
2.02% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 93,500 (57,395) 15,029 (72,424)
2.00% Quarterly 1-day THOR Quarterly N/A 09/21/27 THB 137,500 (82,769) 23,380 (106,149)
13.14% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 14,000 3,645 — 3,645
13.09% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 3,000 1,640 — 1,640
13.05% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 1,000 638 — 638
13.13% At Termination
1-day
BZDIOVER At Termination N/A 01/02/29 BRL 2,000 391 — 391
1-day MXIBTIIE Monthly 7.32% Monthly 03/18/26
(a)
03/12/31 MXN 97,000 (10,967) — (10,967)
1-day MXIBTIIE Monthly 7.40% Monthly 03/18/26
(a)
03/12/31 MXN 33,000 1,924 — 1,924
1-day MXIBTIIE Monthly 7.42% Monthly 03/18/26
(a)
03/12/31 MXN 413,500 42,395 — 42,395
1-day THOR Quarterly 1.11% Quarterly 03/18/26
(a)
03/18/31 THB 2,000 (140) — (140)
1-day THOR Quarterly 1.16% Quarterly 03/18/26
(a)
03/18/31 THB 54,000 164 — 164
1-day THOR Quarterly 1.17% Quarterly 03/18/26
(a)
03/18/31 THB 124,000 2,696 — 2,696
1-day THOR Quarterly 1.19% Quarterly 03/18/26
(a)
03/18/31 THB 148,000 8,424 — 8,424
1-day SORA Semi-Annual 1.44% Semi-Annual 03/18/26
(a)
03/18/31 SGD 1,000 (4,986) — (4,986)
1-day SORA Semi-Annual 1.48% Semi-Annual 03/18/26
(a)
03/18/31 SGD 778 (2,766) — (2,766)
1-day SORA Semi-Annual 1.48% Semi-Annual 03/18/26
(a)
03/18/31 SGD 29,222 (100,343) — (100,343)
1-week
CNREPOFIX_
CFXS Quarterly 1.64% Quarterly 03/18/26
(a)
03/18/31 CNY 86,000 (16,773) — (16,773)
1-week
CNREPOFIX_
CFXS Quarterly 1.66% Quarterly 03/18/26
(a)
03/18/31 CNY 8,000 (921) — (921)
1-week
CNREPOFIX_
CFXS Quarterly 1.66% Quarterly 03/18/26
(a)
03/18/31 CNY 16,000 (1,522) — (1,522)
1-week
CNREPOFIX_
CFXS Quarterly 1.66% Quarterly 03/18/26
(a)
03/18/31 CNY 22,000 (1,690) — (1,690)
1-week
CNREPOFIX_
CFXS Quarterly 1.66% Quarterly 03/18/26
(a)
03/18/31 CNY 16,000 (1,415) — (1,415)
1-week
CNREPOFIX_
CFXS Quarterly 1.67% Quarterly 03/18/26
(a)
03/18/31 CNY 92,000 (1,955) — (1,955)
1-week
CNREPOFIX_
CFXS Quarterly 1.69% Quarterly 03/18/26
(a)
03/18/31 CNY 27,000 3,367 — 3,367
3-mo. TWCPBA Quarterly 1.79% Quarterly 03/18/26
(a)
03/18/31 TWD 34,500 694 — 694
3-mo. TWCPBA Quarterly 1.79% Quarterly 03/18/26
(a)
03/18/31 TWD 34,500 1,034 — 1,034
3-mo. STIBOR Quarterly 2.33% Annual 03/18/26
(a)
03/18/31 SEK 105,000 (60,554) 7,417 (67,971)
3-mo. STIBOR Quarterly 2.36% Annual 03/18/26
(a)
03/18/31 SEK 3,000 (1,329) 1,083 (2,412)
3-mo. STIBOR Quarterly 2.37% Annual 03/18/26
(a)
03/18/31 SEK 14,000 (5,004) — (5,004)
3-mo. STIBOR Quarterly 2.38% Annual 03/18/26
(a)
03/18/31 SEK 200,000 (64,861) 21,158 (86,019)
3-mo. STIBOR Quarterly 2.40% Annual 03/18/26
(a)
03/18/31 SEK 35,000 (7,547) (4,062) (3,485)
6-mo. EURIBOR Semi-Annual 2.41% Annual 03/18/26
(a)
03/18/31 EUR 2,000 (3,110) 975 (4,085)
6-mo. EURIBOR Semi-Annual 2.41% Annual 03/18/26
(a)
03/18/31 EUR 1,000 (1,828) (1,826) (2)
6-mo. EURIBOR Semi-Annual 2.41% Annual 03/18/26
(a)
03/18/31 EUR 55,000 (106,553) 47,718 (154,271)
3-mo. STIBOR Quarterly 2.43% Annual 03/18/26
(a)
03/18/31 SEK 16,000 131 131 —
3-mo. STIBOR Quarterly 2.45% Annual 03/18/26
(a)
03/18/31 SEK 11,000 470 655 (185)
6-mo. EURIBOR Semi-Annual 2.46% Annual 03/18/26
(a)
03/18/31 EUR 2,000 1,696 (602) 2,298
3-mo. STIBOR Quarterly 2.47% Annual 03/18/26
(a)
03/18/31 SEK 20,000 2,387 — 2,387
6-mo. EURIBOR Semi-Annual 2.50% Annual 03/18/26
(a)
03/18/31 EUR 1,000 3,076 — 3,076
3-mo. CD_KSDA Quarterly 2.66% Quarterly 03/18/26
(a)
03/18/31 KRW 447,000 (120) — (120)
1-day SOFR Annual 3.18% Annual 03/18/26
(a)
03/18/31 USD 5,000 (42,481) (1,805) (40,676)
6-mo. PRIBOR Semi-Annual 3.77% Annual 03/18/26
(a)
03/18/31 CZK 31,000 (14,677) — (14,677)
6-mo. PRIBOR Semi-Annual 3.80% Annual 03/18/26
(a)
03/18/31 CZK 21,000 (8,866) — (8,866)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
6-mo. PRIBOR Semi-Annual 3.82% Annual 03/18/26
(a)
03/18/31 CZK 57,000 $ (20,557) $ — $ (20,557)
6-mo. PRIBOR Semi-Annual 3.91% Annual 03/18/26
(a)
03/18/31 CZK 10,000 (1,647) — (1,647)
6-mo. WIBOR Semi-Annual 4.05% Annual 03/18/26
(a)
03/18/31 PLN 4,000 (3,766) — (3,766)
6-mo. WIBOR Semi-Annual 4.06% Annual 03/18/26
(a)
03/18/31 PLN 4,000 (3,195) — (3,195)
6-mo. WIBOR Semi-Annual 4.06% Annual 03/18/26
(a)
03/18/31 PLN 3,000 (2,664) — (2,664)
6-mo. WIBOR Semi-Annual 4.12% Annual 03/18/26
(a)
03/18/31 PLN 3,000 (557) — (557)
6-mo. WIBOR Semi-Annual 4.13% Annual 03/18/26
(a)
03/18/31 PLN 35,000 (1,086) — (1,086)
6-mo. WIBOR Semi-Annual 4.14% Annual 03/18/26
(a)
03/18/31 PLN 1,000 112 — 112
6-mo. WIBOR Semi-Annual 4.16% Annual 03/18/26
(a)
03/18/31 PLN 5,000 1,630 — 1,630
1-day MIBOR Semi-Annual 5.72% Semi-Annual 03/18/26
(a)
03/18/31 INR 217,197 (6,742) — (6,742)
1-day MIBOR Semi-Annual 5.73% Semi-Annual 03/18/26
(a)
03/18/31 INR 253,803 (7,233) — (7,233)
1-day MIBOR Semi-Annual 5.74% Semi-Annual 03/18/26
(a)
03/18/31 INR 1,934,000 (43,932) — (43,932)
1-day MIBOR Semi-Annual 5.74% Semi-Annual 03/18/26
(a)
03/18/31 INR 62,000 (1,360) — (1,360)
1-day MIBOR Semi-Annual 5.76% Semi-Annual 03/18/26
(a)
03/18/31 INR 36,500 (458) — (458)
1-day MIBOR Semi-Annual 5.76% Semi-Annual 03/18/26
(a)
03/18/31 INR 36,500 (566) — (566)
2.57% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 4,000 (531) 2,616 (3,147)
2.55% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 2,000 1,131 2,236 (1,105)
2.55% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 1,000 566 708 (142)
2.59% Semi-Annual
1-day
REPO_CORRA Semi-Annual 03/18/26
(a)
03/18/31 CAD 3,000 (1,696) (1,684) (12)
0.16% Annual 1-day SARON Annual 03/18/26
(a)
03/18/31 CHF 2,000 5,920 1,877 4,043
0.18% Annual 1-day SARON Annual 03/18/26
(a)
03/18/31 CHF 1,000 1,753 2,000 (247)
0.21% Annual 1-day SARON Annual 03/18/26
(a)
03/18/31 CHF 3,000 (460) (2,383) 1,923
0.20% Annual 1-day SARON Annual 03/18/26
(a)
03/18/31 CHF 1,000 215 — 215
3.75% Annual 1-day SHIRON Annual 03/18/26
(a)
03/18/31 ILS 22,000 12,174 — 12,174
3.16% Annual 1-day SOFR Annual 03/18/26
(a)
03/18/31 USD 45,000 414,849 (7,193) 422,042
3.79% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 2,000 7,468 (1,259) 8,727
3.78% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 2,000 8,415 (1,311) 9,726
3.80% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 2,000 6,758 (1,450) 8,208
3.89% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 2,000 (4,096) — (4,096)
3.82% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 3,000 5,520 1,891 3,629
3.78% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 1,000 4,148 (295) 4,443
3.87% Annual 1-day SONIA Annual 03/18/26
(a)
03/18/31 GBP 34,000 (34,019) (72,888) 38,869
2.82% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 10,000 8,066 — 8,066
2.95% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 3,290 245 — 245
2.90% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 11,000 3,672 — 3,672
2.83% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 9,000 6,990 — 6,990
2.86% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 46,000 28,167 — 28,167
2.82% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 12,000 10,001 — 10,001
2.84% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 22,000 15,877 — 15,877
2.89% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 14,000 5,518 — 5,518
2.86% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 20,000 11,320 — 11,320
2.96% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 7,000 (107) — (107)
3.00% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 3,710 (833) — (833)
2.96% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 9,000 (164) — (164)
2.91% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 21,000 5,818 — 5,818
2.87% Quarterly 3-mo. HIBOR Quarterly 03/18/26
(a)
03/18/31 HKD 10,000 5,346 — 5,346
7.14% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 29,000 (1,064) — (1,064)
7.10% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 21,000 1,220 — 1,220
7.23% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 90,820 (22,166) — (22,166)
7.01% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 29,000 8,490 — 8,490
7.10% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 30,000 2,206 — 2,206
7.17% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 48,000 (4,719) — (4,719)
7.13% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 20,000 (23) — (23)
7.09% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 23,000 2,236 — 2,236
7.04% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 18,000 3,670 — 3,670
7.13% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 97,920 (343) — (343)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
7.12% Quarterly 3-mo. JIBAR Quarterly 03/18/26
(a)
03/18/31 ZAR 106,080 $ 3,022 $ — $ 3,022
1.79% Quarterly 3-mo. TWCPBA Quarterly 03/18/26
(a)
03/18/31 TWD 88,000 (2,492) — (2,492)
3.84% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 3,000 10,901 — 10,901
3.81% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,970 8,998 — 8,998
3.96% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 2,015 (260) — (260)
3.94% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,370 615 — 615
3.80% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,595 7,390 — 7,390
3.96% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,615 31 — 31
3.96% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,000 (114) — (114)
3.85% Semi-Annual 6-mo. BBR Semi-Annual 03/18/26
(a)
03/18/31 AUD 1,000 3,382 — 3,382
$ 71,357 $ 71,385 $ (28)
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.20% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 3,000 $ (17,222) $ — $ (17,222)
14.32% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 10,000 (65,957) — (65,957)
14.43% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 6,000 (45,199) — (45,199)
14.45% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 27,000 (216,765) — (216,765)
14.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 10,000 (77,874) — (77,874)
14.63% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 11,000 (102,299) — (102,299)
14.66% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 13,000 (124,860) — (124,860)
14.69% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 13,000 (126,919) — (126,919)
14.87% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 4,000 (44,284) — (44,284)
14.96% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 9,000 (108,898) — (108,898)
15.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 16,000 (197,614) — (197,614)
15.05% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 8,000 (100,504) — (100,504)
15.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 10,000 (144,659) — (144,659)
$ (1,373,054) $ — $ (1,373,054)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures
October 2025 .......... BRL (34,170,941) Merrill Lynch International & Co. 10/15/25 BRL 34,171 $ (381,727) $ — $ (381,727)
BOVESPA Index Futures
October 2025 .......... BRL (3,387,115) Merrill Lynch International & Co. 10/15/25 BRL 3,387 436 — 436
BOVESPA Index Futures
October 2025 .......... BRL (2,013,124) Merrill Lynch International & Co. 10/15/25 BRL 2,013 (8,866) — (8,866)
Taiwan Capitalization Weighted
Stock Index Futures October
2025 ................ TWD 26,248,103 Merrill Lynch International & Co. 10/15/25 TWD 26,248 (9,682) — (9,682)
Taiwan Capitalization Weighted
Stock Index Futures October
2025 ................ TWD 192,753,022 Merrill Lynch International & Co. 10/15/25 TWD 192,753 147,312 — 147,312
KOSPI 200 Index Futures
December 2025 ........ KRW (9,463,157,475) Merrill Lynch International & Co. 12/11/25 KRW 9,463,157 (631,895) — (631,895)
Mexican Bolsa Index Futures
December 2025 ........ MXN (13,107,133) Merrill Lynch International & Co. 12/19/25 MXN 13,107 (11,583) — (11,583)
Mexican Bolsa Index Futures
December 2025 ........ MXN (61,757,225) Merrill Lynch International & Co. 12/19/25 MXN 61,757 (56,435) — (56,435)
Swiss Market Index Futures
December 2025 ........ CHF (240,263) HSBC Bank plc 12/19/25 CHF 240 — — —
Swiss Market Index Futures
December 2025 ........ CHF (359,573) HSBC Bank plc 12/19/25 CHF 360 (4,531) — (4,531)
Swiss Market Index Futures
December 2025 ........ CHF (3,661,301) HSBC Bank plc 12/19/25 CHF 3,661 37,060 — 37,060
Swiss Market Index Futures
December 2025 ........ CHF (486,911) HSBC Bank plc 12/19/25 CHF 487 3,355 — 3,355
Swiss Market Index Futures
December 2025 ........ CHF (122,425) HSBC Bank plc 12/19/25 CHF 122 1,715 — 1,715
$ (914,841) $ — $ (914,841)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.50% Quarterly
Merrill Lynch International
& Co. 11/24/25 USD 35,639 $ (1,260,464) $ — $ (1,260,464)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.05% Quarterly BNP Paribas SA 08/28/26 USD 768 (2,259) — (2,259)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.10% Quarterly BNP Paribas SA 08/28/26 USD 456 4,576 — 4,576
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
JPMorgan Chase Bank
NA 08/28/26 USD 528 6,667 — 6,667
$ (1,251,480) $ — $ (1,251,480)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .06%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 5 .74
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 7 .85
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .56
1-day SARON ........................................ Swiss Average Rate Overnight ( 0 .05 )

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Reference Index Reference Rate
1-day SHIRON ....................................... Shekel Overnight Risk Free Rate 4 .50%
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31
1-day SONIA ......................................... Sterling Overnight Index Average 3 .97
1-day SORA ......................................... Singapore Overnight Rate Average 1 .20
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .49
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .65
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .57
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 3 .53
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .00
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 1 .89
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68
6-mo. BBR .......................................... Australian Bank Bill Rate 3 .75
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .10
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .50
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 4 .48
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 1,429,733 $ 1,170,992 $ — $ 2,600,725
Air Freight & Logistics .................................... 205,772 — — 205,772
Automobile Components .................................. 358,017 99,441 — 457,458
Automobiles .......................................... 1,894,929 414,640 — 2,309,569
Banks ............................................... 3,636,634 5,024,241 — 8,660,875
Beverages ........................................... 480,644 47,179 — 527,823
Biotechnology ......................................... 1,328,533 — — 1,328,533
Broadline Retail ........................................ 3,380,367 361,043 — 3,741,410
Building Products ....................................... 61,972 14,716 — 76,688
Capital Markets ........................................ 3,695,919 1,563,693 — 5,259,612
Chemicals ............................................ 798,628 187,104 — 985,732
Commercial Services & Supplies ............................. 835,659 29,302 — 864,961
Communications Equipment ................................ 1,639,664 — — 1,639,664
Construction & Engineering ................................ 640,574 263,373 — 903,947
Construction Materials .................................... 3,746 — — 3,746
Consumer Finance ...................................... 709,064 26,665 — 735,729
Consumer Staples Distribution & Retail ........................ 4,118,757 135,595 — 4,254,352
Diversified Consumer Services .............................. 101,429 — — 101,429
Diversified REITs ....................................... — 24,189 — 24,189

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

Level 1 Level 2 Level 3 Total
Diversified Telecommunication Services ........................ $ 11,579 $ 345,969 $ — $ 357,548
Electric Utilities ........................................ 435,075 393,365 — 828,440
Electrical Equipment ..................................... 251,430 558,716 — 810,146
Electronic Equipment, Instruments & Components ................. 705,578 212,779 — 918,357
Entertainment ......................................... 1,579,632 — — 1,579,632
Financial Services ...................................... 3,862,050 211,412 — 4,073,462
Food Products ......................................... 66,448 254,606 — 321,054
Gas Utilities ........................................... 37,909 50,778 — 88,687
Ground Transportation ................................... 110,278 — — 110,278
Health Care Equipment & Supplies ........................... 834,851 201,967 — 1,036,818
Health Care Providers & Services ............................ 3,017,918 — — 3,017,918
Health Care Technology .................................. 151,934 48,456 — 200,390
Hotels, Restaurants & Leisure .............................. 1,187,007 344,991 — 1,531,998
Household Durables ..................................... 400,934 897,071 — 1,298,005
Household Products ..................................... 250,313 108,419 — 358,732
Industrial Conglomerates .................................. 713,174 191,000 — 904,174
Industrial REITs ........................................ — 33,789 — 33,789
Insurance ............................................ 1,475,508 2,800,389 — 4,275,897
Interactive Media & Services ............................... 4,727,672 135,197 — 4,862,869
IT Services ........................................... 1,435,679 263,961 — 1,699,640
Leisure Products ....................................... 184,240 13,308 — 197,548
Life Sciences Tools & Services .............................. 227,542 20,565 — 248,107
Machinery ............................................ 197,126 197,239 — 394,365
Marine Transportation .................................... 34,131 88,925 — 123,056
Media ............................................... 647,023 117,994 — 765,017
Metals & Mining ........................................ 224,730 360,690 — 585,420
Multi-Utilities .......................................... — 315,149 — 315,149
Office REITs .......................................... — 20,896 — 20,896
Oil, Gas & Consumable Fuels ............................... 2,600,257 1,199,682 — 3,799,939
Paper & Forest Products .................................. 97,280 — — 97,280
Passenger Airlines ...................................... 160,532 155,455 — 315,987
Personal Care Products .................................. 21,701 187,493 — 209,194
Pharmaceuticals ....................................... 832,981 1,266,042 — 2,099,023
Professional Services .................................... 1,540,666 852,552 — 2,393,218
Real Estate Management & Development ....................... 49,157 620,593 — 669,750
Residential REITs ....................................... 224,404 — — 224,404
Retail REITs .......................................... 116,168 — — 116,168
Semiconductors & Semiconductor Equipment .................... 11,486,398 631,841 — 12,118,239
Software ............................................. 8,664,783 461,195 — 9,125,978
Specialized REITs ...................................... 727,462 — — 727,462
Specialty Retail ........................................ 713,322 131,326 — 844,648
Technology Hardware, Storage & Peripherals .................... 5,270,791 67,874 — 5,338,665
Textiles, Apparel & Luxury Goods ............................ 716,102 566,215 — 1,282,317
Tobacco ............................................. 1,251,389 163,296 — 1,414,685
Trading Companies & Distributors ............................ 433,568 226,207 — 659,775
Transportation Infrastructure ............................... — 25,152 — 25,152
Water Utilities ......................................... — 67,223 — 67,223
Wireless Telecommunication Services ......................... — 268,414 — 268,414
Corporate Bonds ........................................ — 27,966 — 27,966
Other Interests .......................................... — — — —
Preferred Securities ....................................... — 15,088 — 15,088
Rights ................................................ — — 759 759
Short-Term Securities
Money Market Funds ...................................... 16,570,654 — — 16,570,654
U.S. Treasury Obligations ................................... — 8,301,887 — 8,301,887
$ 99,567,417 $ 32,785,305 $ 759 $ 132,353,481
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 9,080 $ — $ 9,080
Equity contracts ........................................... 177,789 447,320 — 625,109
Foreign currency exchange contracts ............................ — 186,649 — 186,649
Interest rate contracts ....................................... 307,354 1,022,927 — 1,330,281
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Managed Volatility V.I. Fund

Level 1 Level 2 Level 3 Total
Liabilities
Equity contracts ........................................... $ (711,235) $ (2,576,124) $ — $ (3,287,359)
Foreign currency exchange contracts ............................ — (178,778) — (178,778)
Interest rate contracts ....................................... (1,744,490) (2,396,009) — (4,140,499)
$ (1,970,582) $ (3,484,935) $ — $ (5,455,517)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SHIRON Shekel Overnight Risk Free Rate
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate
Fair Value Hierarchy as of Period End (continued)